Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Income Taxes (Details)
Non-capital loss carry-forward	$ 6,554,000
Non-capital loss carry-forward expiry, description	expire between 2027 to 2041 which may be carried forward to offset future years’ taxable income.